Fair Value Measurements - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018	Oct. 31, 2017
Trading loans, securities, and other
Trading loans, securities, and other	$ 122,070	$ 127,897
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,875	4,015
Derivatives
Derivative financial assets	45,094	56,996
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,760	3,618
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	126,253	130,600
Securities purchased under reverse repurchase agreements	132,430	127,379
FINANCIAL LIABILITIES
Trading deposits	82,559	114,704
Derivatives
Derivative financial liabilities	42,665	48,270
Securitization liabilities at fair value	12,294	12,618
Financial liabilities designated at fair value through profit or loss	26,885	16
Obligations related to securities sold short	38,890	39,478
Obligations related to securities sold under repurchase agreements	94,762	93,389
Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	500	500	$ 900	$ 900
Derivatives
Derivative financial liabilities	1,300	1,200	$ 1,800	$ 1,900
Recurring fair value measurement [member]
Trading loans, securities, and other
Trading loans, securities, and other	122,070	127,897
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,875	4,015
Derivatives
Derivative financial assets	45,094	56,996
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,760	3,618
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	126,253	130,600
Securities purchased under reverse repurchase agreements	4,384	3,920
FINANCIAL LIABILITIES
Trading deposits	82,559	114,704
Derivatives
Derivative financial liabilities	42,665	48,270
Securitization liabilities at fair value	12,294	12,618
Financial liabilities designated at fair value through profit or loss	26,885	16
Obligations related to securities sold short	38,890	39,478
Obligations related to securities sold under repurchase agreements	2,712	3,797
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	50,561	49,399
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	177	176
Derivatives
Derivative financial assets	178	201
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	406	544
Derivatives
Derivative financial liabilities	166	176
Obligations related to securities sold short	1,953	1,142
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	71,499	78,478
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,182	3,412
Derivatives
Derivative financial assets	44,439	56,303
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,760	3,618
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	123,503	127,643
Securities purchased under reverse repurchase agreements	4,384	3,920
FINANCIAL LIABILITIES
Trading deposits	79,094	111,680
Derivatives
Derivative financial liabilities	41,253	46,943
Securitization liabilities at fair value	12,294	12,618
Financial liabilities designated at fair value through profit or loss	26,882	2
Obligations related to securities sold short	36,937	38,336
Obligations related to securities sold under repurchase agreements	2,712	3,797
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	10	20
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	516	427
Derivatives
Derivative financial assets	477	492
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,344	2,413
FINANCIAL LIABILITIES
Trading deposits	3,465	3,024
Derivatives
Derivative financial liabilities	1,246	1,151
Financial liabilities designated at fair value through profit or loss	3	14
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	9,332	14,462
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,220	12,731
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	6,951	7,538
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	10,348	9,507
Recurring fair value measurement [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	18,486	19,732
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	44,410	45,766
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	3,596	3,324
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,501	20,096
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	2,226	2,029
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	6,327	6,633
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other		127
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	9,332	14,335
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	12,220	12,731
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	6,951	7,535
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	10,348	9,507
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	18,486	19,732
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	44,410	45,766
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other
Trading loans, securities, and other	3,596	3,324
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,291	19,896
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member]
Trading loans, securities, and other
Trading loans, securities, and other	2,226	2,029
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	6,327	6,633
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member]
Trading loans, securities, and other
Trading loans, securities, and other		3
Recurring fair value measurement [member] | Government and government-related securities [member] | Level 3 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	210	200
Recurring fair value measurement [member] | Other debt securities [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,914	5,631
Recurring fair value measurement [member] | Other debt securities [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,669	14,475
Recurring fair value measurement [member] | Other debt securities [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	21,274	21,969
Recurring fair value measurement [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	430	472
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,785	8,507
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	5,913	5,630
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	13,660	14,459
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,715	21,407
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	430	472
Recurring fair value measurement [member] | Other debt securities [member] | Level 2 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,762	8,483
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Canadian issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	1	1
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Other issuers [member]
Trading loans, securities, and other
Trading loans, securities, and other	9	16
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Assets backed security [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	559	562
Recurring fair value measurement [member] | Other debt securities [member] | Level 3 of fair value hierarchy [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	23	24
Recurring fair value measurement [member] | Equity securities [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	39,657	43,752
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,694	1,804
Recurring fair value measurement [member] | Equity securities [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	52	59
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	266	370
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	39,637	43,699
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	197	309
Recurring fair value measurement [member] | Equity securities [member] | Level 1 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	43	33
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	209	235
Recurring fair value measurement [member] | Equity securities [member] | Level 2 of fair value hierarchy [member] | Common shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	20	53
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2	3
Recurring fair value measurement [member] | Equity securities [member] | Level 2 of fair value hierarchy [member] | Preferred shares [member]
Trading loans, securities, and other
Trading loans, securities, and other	9	26
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Common shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,495	1,492
Recurring fair value measurement [member] | Equity securities [member] | Level 3 of fair value hierarchy [member] | Preferred shares [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	57	135
Recurring fair value measurement [member] | Trading loans [member]
Trading loans, securities, and other
Trading loans, securities, and other	11,113	10,990
Recurring fair value measurement [member] | Trading loans [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	11,113	10,990
Recurring fair value measurement [member] | Commodities [member]
Trading loans, securities, and other
Trading loans, securities, and other	11,051	5,880
Recurring fair value measurement [member] | Commodities [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	10,881	5,540
Recurring fair value measurement [member] | Commodities [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	170	340
Recurring fair value measurement [member] | Retained interests [member]
Trading loans, securities, and other
Trading loans, securities, and other	23	25
Recurring fair value measurement [member] | Retained interests [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other
Trading loans, securities, and other	23	25
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,671	2,679
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,760	3,618
Recurring fair value measurement [member] | Securities [member] | Level 1 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	177	176
Recurring fair value measurement [member] | Securities [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,999	2,095
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	3,760	3,618
Recurring fair value measurement [member] | Securities [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	495	408
Recurring fair value measurement [member] | Loans [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,204	1,336
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,998	2,745
Recurring fair value measurement [member] | Loans [member] | Level 2 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,183	1,317
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,998	2,745
Recurring fair value measurement [member] | Loans [member] | Level 3 of fair value hierarchy [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	21	19
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivatives
Derivative financial assets	11,768	12,398
Derivatives
Derivative financial liabilities	9,466	9,733
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	31	33
Derivatives
Derivative financial liabilities	20	24
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	11,737	12,365
Derivatives
Derivative financial liabilities	9,382	9,646
Recurring fair value measurement [member] | Interest rate contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial liabilities	64	63
Recurring fair value measurement [member] | Foreign exchange contracts [member]
Derivatives
Derivative financial assets	30,465	39,675
Derivatives
Derivative financial liabilities	28,503	34,918
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	20	24
Derivatives
Derivative financial liabilities	17	18
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	30,443	39,647
Derivatives
Derivative financial liabilities	28,486	34,897
Recurring fair value measurement [member] | Foreign exchange contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	2	4
Derivatives
Derivative financial liabilities		3
Recurring fair value measurement [member] | Credit Derivative Contracts [member]
Derivatives
Derivative financial assets	17	9
Derivatives
Derivative financial liabilities	385	386
Recurring fair value measurement [member] | Credit Derivative Contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	17	9
Derivatives
Derivative financial liabilities	385	386
Recurring fair value measurement [member] | Equity contracts [member]
Derivatives
Derivative financial assets	1,742	3,623
Derivatives
Derivative financial liabilities	3,246	2,396
Recurring fair value measurement [member] | Equity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1
Recurring fair value measurement [member] | Equity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	1,277	3,170
Derivatives
Derivative financial liabilities	2,083	1,319
Recurring fair value measurement [member] | Equity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	464	453
Derivatives
Derivative financial liabilities	1,163	1,077
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivative financial assets	1,102	1,291
Derivatives
Derivative financial liabilities	1,065	837
Recurring fair value measurement [member] | Commodity contracts [member] | Level 1 of fair value hierarchy [member]
Derivatives
Derivative financial assets	126	144
Derivatives
Derivative financial liabilities	129	134
Recurring fair value measurement [member] | Commodity contracts [member] | Level 2 of fair value hierarchy [member]
Derivatives
Derivative financial assets	965	1,112
Derivatives
Derivative financial liabilities	917	695
Recurring fair value measurement [member] | Commodity contracts [member] | Level 3 of fair value hierarchy [member]
Derivatives
Derivative financial assets	11	35
Derivatives
Derivative financial liabilities	$ 19	$ 8